Inventories (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Inventories
Crude oil and other raw materials	R 5,624	R 5,622
Process material	2,865	3,220
Maintenance materials	7,754	6,889
Work in progress	3,012	2,614
Manufactured products	21,104	23,658
Consignment inventory	360	202
Total inventories	R 40,719	R 42,205